Investment of the Plan and the Public Service Enterprise Group Incorporated Employee Savings Plan (Savings Plan) in the Master Trust - Additional Information (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Average yield on actual earnings	4.19%	4.95%
Average yield on interest rate credited to participants	2.74%	2.70%
Decrease in fund's fair value and contract value	$ (22,928,135)	$ (42,220,273)
Percentage of amount transfer of participant	99.00%
Minimum
EBP, Master Trust [Line Items]
Fixed income funds	$ 2,500
Maximum
EBP, Master Trust [Line Items]
Fixed income funds	$ 3,000